(LOSS) EARNING PER SHARE	12 Months Ended
Dec. 31, 2025
(LOSS) EARNING PER SHARE
(LOSS) EARNING PER SHARE

24.   (LOSS) EARNING PER SHARE

Basic and diluted (loss) earning per share for each of the years presented were calculated as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net (loss) income	(2,597,169)	248,423	(133,421)
Net income attributable to noncontrolling interest	(46,667)	(65,223)	(67,518)
Net income attributable to redeemable noncontrolling interests	—	—	(50,903)
Accretion to redemption amount of redeemable noncontrolling interests	—	—	(4,929)
Net income attributable to convertible note holders based on their participating rights	—	(15,078)	—
Net (loss) income attributable to the Company	(2,643,836)	168,122	(256,771)
Adjusted net (loss) income attributable to ordinary shareholders - basic	(2,643,836)	168,122	(256,771)
Reversal of net income attributable to convertible promissory notes	—	15,078	—
Adjust for changes in the fair value of financial instruments	—	80,880	—
Adjust for gain on debt extinguishment	—	(246,175)	—
Adjusted interest for convertible promissory notes	—	22,723	—
Adjusted net (loss) income attributable to ordinary shareholders -diluted	(2,643,836)	40,628	(256,771)

Denominator:
Weighted average number of shares outstanding-basic	901,143,138	1,593,594,519	1,612,272,787
Weighted average number of shares outstanding-diluted	901,143,138	1,742,346,367	1,612,272,787
(Loss) earning per share—basic:	(2.93)	0.11	(0.16)
(Loss) earning per share—diluted:	(2.93)	0.02	(0.16)

Securities that could potentially dilute basic (loss) earning per share in the future that were not included in the computation of diluted (loss) earning per share because to do so would have been antidilutive as of December 31, 2023, 2024 and 2025 were as follow:

	As of December 31,
	2023	2024	2025

Share options	258,986	—	196,422
RSUs*	2,483,079	—	4,302,552
2026 Convertible Notes	66,086,640	—	—
2027 Convertible Notes	136,363,636	—	147,018,680
2030 Convertible Notes	—	—	187,636,364
*	Each RSU reprensents six Class A Ordinary Shares.